Income Tax - Schedule of Income Tax Expense and Effective Tax Rates (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current: Federal
Total Current
Deferred: Federal			(224,500)	(634,600)
Total Deferred			(224,500)	(634,600)
Valuation Allowance			341,300
Total Income Tax (Benefit) Expense		$ (29,800)	$ 116,800	$ (634,600)